Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2021, the amounts due are as follows:

Years ending March 31,	Millions of yen
2022	¥3,806
2023	2,567
2024	1,085
2025	320
2026	10
Thereafter	0

Total	¥7,788

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts
The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of
March 31, 2020 and 2021:

	2020			2021
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥490,839	¥6,065	2026	¥469,377	¥4,768	2028
Transferred loans	355,452	2,371	2060	365,546	5,827	2061
Consumer loans	341,466	41,019	2031	294,250	49,025	2032
Real estate loans	29,235	4,422	2048	17,621	4,119	2048
Other	130	0	2024	598	104	2035

Total	¥1,217,122	¥53,877	—	¥1,147,392	¥63,843	—